BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
The carrying value of goodwill as of December 31, 2022	¥ 4,730,002		¥ 4,730,002	$ 685,676
Impairment loss on goodwill	0	¥ 0
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill	6,996,895			1,014,292
Less: impairment	(2,266,893)			(328,616)
The carrying value of goodwill as of December 31, 2022	¥ 4,730,002			$ 685,676
Impairment loss on goodwill			¥ 2,266,893